Financial income (expense), net	12 Months Ended
Dec. 31, 2019
Financial income (expense), net
Financial income (expense), net

6.   Financial income (expense), net

The components of financial income (expense), net are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Interest income	$947	725	$500
Interest expense:
Interest expense	(24,950)	(26,077)	(28,280)
Commitment fees	(381)	(37)	(977)
Amortization of debt issuance cost and fair value of debt assumed	(2,361)	(700)	(828)
Total interest expense	(27,692)	(26,814)	(30,085)
Gain (loss) on debt extinguishment	1,030	—	—
Gain (loss) on derivative instruments	—	4,681	2,463
Other items, net:
Foreign exchange gain (loss)	(396)	(193)	(968)
Bank charges, fees and other	(297)	(143)	(107)
Withholding tax on interest expense and other	(2,882)	(2,571)	(2,499)
Total other items, net	(3,575)	(2,907)	(3,574)
Total financial income (expense), net	$(29,290)	(24,315)	$(30,696)

Interest income related to cash balances and interest accrued on the advances to the joint ventures for each of the years ended December 31, 2019, 2018 and 2017. As of January 1, 2019, interest expense includes reclassifications from accumulated other comprehensive income and amortization of the components excluded from hedge effectiveness related to derivatives due to the adoption of the revised guidance for derivatives and hedging. The entire change in fair value of the cash flow hedge included in the assessment of hedge effectiveness is included in other comprehensive income with the result that the hedge ineffectiveness is no longer recognized in earnings. Refer to note 2. For each of the years ended December 31, 2018 and 2017, gain (loss) on derivatives included the gain or loss on hedge ineffectiveness as well as amortization related to derivatives. Refer to note 17 for additional information on the types of gains and losses on derivatives included in interest expense for the year ended December 31, 2019. Interest expense also includes interest related to the revolving credit facility from Höegh LNG, the seller’s credit note until October 2017, the $385 million facility, the Lampung facility and the Gallant/Grace facility until January 31, 2019. The gain on debt extinguishment relates to the refinancing of the Gallant/Grace facility with the $385 million facility. When the entities owning the Höegh Gallant and the Höegh Grace were acquired, a premium on the debt under the Gallant facility and the Grace facility was recognized. The unamortized balance was recorded as a gain when the debt was extinguished on January 31, 2019. Refer to notes 13, 15 and 16.